Other reserves (Details) - Schedule of Other Reserves - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Other reserves	£ 2,389	£ 2,395
Other reserves £m
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Merger reserve	6,348	6,348	£ 6,348
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	(249)	(322)	(393)
Cash flow hedging reserve	(3,568)	(3,554)	(5,168)
Foreign currency translation reserve	(142)	(77)	(44)
Other reserves	£ 2,389	£ 2,395	£ 743